Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 16, 2012
Registrant Name	dei_EntityRegistrantName	UBS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000886244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 16, 2012
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMFAX
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMFCX
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMFYX